Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT
Commercial Mortgage Pass-Through Certificates, Series 2016-WPT

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT MZ
Commercial Mezzanine Pass-Through Certificates, Series 2016-WPT MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

Academy Securities, Inc.

Drexel Hamilton, LLC

18 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211

KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT Commercial Mortgage Pass-Through Certificates, Series 2016-WPT (the “CMBS Certificates”)

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT MZ Commercial Mezzanine Pass-Through Certificates, Series 2016-WPT MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) and Mezzanine B Loan (as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine B Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine B Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine B Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine B Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine B Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine B Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 October 2016

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The assets of the CMBS Issuing Entity will consist primarily of two promissory notes issued by WPT Land 2 LP, a Delaware limited partnership (the “Mortgage Borrower”), evidencing a floating rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Mortgage Borrower’s fee simple or leasehold interests in 108 office and flex properties located in four states (collectively, the “Properties”),
d.	The Mortgage Loan has three related floating rate mezzanine loans (the “Mezzanine A Loan,” “Mezzanine B Loan” and “Mezzanine C Loan,” respectively, and collectively, the “Mezzanine Loans”),
e.	The Mezzanine Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of one promissory note issued by WPT Land 2 Mezz B LP (the “Mezzanine B Loan Borrower”) evidencing the Mezzanine B Loan,
g.	The Mezzanine B Loan is secured by, among other things, the pledges of the Mezzanine B Borrower’s direct ownership interest in the Mortgage Borrower and in the managing entity of the Mortgage Borrower,
h.	The Mezzanine B Loan will be subordinate in priority of payment to the Mortgage Loan and Mezzanine A Loan and
i.	The Mezzanine A Loan and Mezzanine C Loan will not be assets of the CMBS Issuing Entity or Mezzanine Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 October 2016 (the “Reference Date”) and
b.	A record layout and decode table relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	A record layout and decode table relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and

Attachment A Page 2 of 15

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Mezzanine A Loan Term (Excluding Extensions),
iii.	Original Mezzanine B Loan Term (Excluding Extensions),
iv.	Original Mezzanine C Loan Term (Excluding Extensions),
v.	Original Mortgage Loan Term (Including Extensions),
vi.	Original Mezzanine A Loan Term (Including Extensions),
vii.	Original Mezzanine B Loan Term (Including Extensions) and
viii.	Original Mezzanine C Loan Term (Including Extensions)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions),
c.	Original Mezzanine A Loan Term (Excluding Extensions),
d.	Original Mezzanine B Loan Term (Excluding Extensions),
e.	Original Mezzanine C Loan Term (Excluding Extensions),
f.	Original Mortgage Loan Term (Including Extensions),
g.	Original Mezzanine A Loan Term (Including Extensions),
h.	Original Mezzanine B Loan Term (Including Extensions) and
i.	Original Mezzanine C Loan Term (Including Extensions)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity,
ii.	Remaining Mezzanine A Loan Term to Maturity,
iii.	Remaining Mezzanine B Loan Term to Maturity,
iv.	Remaining Mezzanine C Loan Term to Maturity,
v.	Remaining Mortgage Loan Term to Maturity (Including Extensions),
vi.	Remaining Mezzanine A Loan Term (Including Extensions),
vii.	Remaining Mezzanine B Loan Term (Including Extensions) and
viii.	Remaining Mezzanine C Loan Term (Including Extensions)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 15

7.	With respect to the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, the mortgage loan agreement, mezzanine A loan agreement, mezzanine B loan agreement and mezzanine C loan agreement Source Documents indicate that the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Mezzanine A Loan Amortization Term (Excluding Extensions),
iii.	Original Mezzanine B Loan Amortization Term (Excluding Extensions),
iv.	Original Mezzanine C Loan Amortization Term (Excluding Extensions),
v.	Remaining Mortgage Loan Amortization Term,
vi.	Remaining Mezzanine A Loan Amortization Term,
vii.	Remaining Mezzanine B Loan Amortization Term,
viii.	Remaining Mezzanine C Loan Amortization Term,
ix.	Remaining Mortgage Loan Amortization Term (Including Extensions),
x.	Remaining Mezzanine A Loan Amortization Term (Including Extensions),
xi.	Remaining Mezzanine B Loan Amortization Term (Including Extensions) and
xii.	Remaining Mezzanine C Loan Amortization Term (Including Extensions)

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Mezzanine A Loan Term (Excluding Extensions)” of the Mezzanine A Loan, as shown on the Final Data File, for the “Mezzanine A Loan IO Period” characteristic on the Final Data File,
d.	Use the “Original Mezzanine B Loan Term (Excluding Extensions)” of the Mezzanine B Loan, as shown on the Final Data File, for the “Mezzanine B Loan IO Period” characteristic on the Final Data File,
e.	Use the “Original Mezzanine C Loan Term (Excluding Extensions)” of the Mezzanine C Loan, as shown on the Final Data File, for the “Mezzanine C Loan IO Period” characteristic on the Final Data File,
f.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Amount ($)”),
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan and each Property as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance”),

Attachment A Page 5 of 15

7. (continued)

g.	Use the “Original Allocated Mezzanine A Loan Balance” of the Mezzanine A Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Current Allocated Mezzanine A Loan Balance”),
ii.	Principal balance of the Mezzanine A Loan and each Property as of the “Initial Maturity Date” of the Mezzanine A Loan (the “Initial Maturity Allocated Mezzanine A Loan Balance”) and
iii.	Principal balance of the Mezzanine A Loan and each Property as of the “Fully Extended Maturity Date” of the Mezzanine A Loan (the “Final Maturity Allocated Mezzanine A Loan Balance”),
h.	Use the “Original Allocated Mezzanine B Loan Balance” of the Mezzanine B Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Current Allocated Mezzanine B Loan Balance”),
ii.	Principal balance of the Mezzanine B Loan and each Property as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Initial Maturity Allocated Mezzanine B Loan Balance”) and
iii.	Principal balance of the Mezzanine B Loan and each Property as of the “Fully Extended Maturity Date” of the Mezzanine B Loan (the “Final Maturity Allocated Mezzanine B Loan Balance”) and
i.	Use the “Original Allocated Mezzanine C Loan Balance” of the Mezzanine C Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine C Loan and each Property as of the Reference Date (the “Current Allocated Mezzanine C Loan Balance”),
ii.	Principal balance of the Mezzanine C Loan and each Property as of the “Initial Maturity Date” of the Mezzanine C Loan (the “Initial Maturity Allocated Mezzanine C Loan Balance”) and
iii.	Principal balance of the Mezzanine C Loan and each Property as of the “Fully Extended Maturity Date” of the Mezzanine C Loan (the “Final Maturity Allocated Mezzanine C Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 15

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Original Allocated Mezzanine C Loan Balance,
e.	Cut-off Date Allocated Mortgage Loan Amount ($),
f.	Current Allocated Mezzanine A Loan Balance,
g.	Current Allocated Mezzanine B Loan Balance,
h.	Current Allocated Mezzanine C Loan Balance,
i.	Initial Maturity Allocated Mortgage Loan Balance,
j.	Initial Maturity Allocated Mezzanine A Loan Balance,
k.	Initial Maturity Allocated Mezzanine B Loan Balance,
l.	Initial Maturity Allocated Mezzanine C Loan Balance,
m.	Final Maturity Allocated Mortgage Loan Balance,
n.	Final Maturity Allocated Mezzanine A Loan Balance,
o.	Final Maturity Allocated Mezzanine B Loan Balance and
p.	Final Maturity Allocated Mezzanine C Loan Balance

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Loan Balance,
ii.	Current Allocated Total Debt Loan Balance,
iii.	Initial Maturity Allocated Total Debt Loan Balance and
iv.	Final Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine A Loan Spread,
c.	Mezzanine B Loan Spread,
d.	Mezzanine C Loan Spread,
e.	Original Allocated Mortgage Loan Balance,
f.	Original Allocated Mezzanine A Loan Balance,
g.	Original Allocated Mezzanine B Loan Balance and
h.	Original Allocated Mezzanine C Loan Balance

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 15

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine A Loan Spread,
c.	Mezzanine B Loan Spread,
d.	Mezzanine C Loan Spread,
e.	Total Debt Spread,
f.	LIBOR Floor,
g.	Amount Floored?,
h.	LIBOR Cap,
i.	Amount Capped and
j.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.540% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine A Loan Interest Rate,
iii.	Mezzanine B Loan Interest Rate,
iv.	Mezzanine C Loan Interest Rate and
v.	Total Debt Interest Rate

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine A Loan Spread,
c.	Mezzanine B Loan Spread,
d.	Mezzanine C Loan Spread,
e.	Total Debt Spread,
f.	LIBOR Cap and
g.	Amount Capped

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR Cap),
ii.	Mezzanine A Loan Interest Rate (At LIBOR Cap),
iii.	Mezzanine B Loan Interest Rate (At LIBOR Cap),
iv.	Mezzanine C Loan Interest Rate (At LIBOR Cap) and
v.	Total Debt Interest Rate (At LIBOR Cap)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 15

13.	Using the:
a.	Cut-off Date Allocated Mortgage Loan Amount ($),
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 13., we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service,
iii.	Annual Mortgage Loan Debt Service (At LIBOR Cap) and
iv.	Monthly Mortgage Loan Debt Service (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Cut-off Date Allocated Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan as the product of:

a.	The “Cut-off Date Allocated Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” and “Monthly Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service” and “Annual Mortgage Loan Debt Service (At LIBOR Cap),” respectively.

Attachment A Page 9 of 15

14.	Using the:

a.       Current Allocated Mezzanine A Loan Balance,

b.       Mezzanine A Loan Interest Rate,

c.       Mezzanine A Loan Interest Rate (At LIBOR Cap) and

d.       Accrual Basis

of the Mezzanine A Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 14., we recalculated the:

i.	Annual Mezzanine A Loan Debt Service,
ii.	Monthly Mezzanine A Loan Debt Service,
iii.	Annual Mezzanine A Loan Debt Service (At LIBOR Cap) and
iv.	Monthly Mezzanine A Loan Debt Service (At LIBOR Cap)

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine A Loan Debt Service” of the Mezzanine A Loan as the product of:

a.	The “Current Allocated Mezzanine A Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine A Loan Debt Service (At LIBOR Cap)” of the Mezzanine A Loan as the product of:

a.	The “Current Allocated Mezzanine A Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine A Loan Debt Service” and “Monthly Mezzanine A Loan Debt Service (At LIBOR Cap)” of the Mezzanine A Loan as 1/12th of the “Annual Mezzanine A Loan Debt Service” and “Annual Mezzanine A Loan Debt Service (At LIBOR Cap),” respectively.

Attachment A Page 10 of 15

15.	Using the:
a.	Current Allocated Mezzanine B Loan Balance,

b.       Mezzanine B Loan Interest Rate,

c.       Mezzanine B Loan Interest Rate (At LIBOR Cap) and

d.       Accrual Basis

of the Mezzanine B Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 15., we recalculated the:

i.	Annual Mezzanine B Loan Debt Service,
ii.	Monthly Mezzanine B Loan Debt Service,
iii.	Annual Mezzanine B Loan Debt Service (At LIBOR Cap) and
iv.	Monthly Mezzanine B Loan Debt Service (At LIBOR Cap)

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine B Loan Debt Service” of the Mezzanine B Loan as the product of:

a.	The “Current Allocated Mezzanine B Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine B Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine B Loan Debt Service (At LIBOR Cap)” of the Mezzanine B Loan as the product of:

a.	The “Current Allocated Mezzanine B Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine B Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine B Loan Debt Service” and “Monthly Mezzanine B Loan Debt Service (At LIBOR Cap)” of the Mezzanine B Loan as 1/12th of the “Annual Mezzanine B Loan Debt Service” and “Annual Mezzanine B Loan Debt Service (At LIBOR Cap),” respectively.

Attachment A Page 11 of 15

16.	Using the:
a.	Current Allocated Mezzanine C Loan Balance,

b.       Mezzanine C Loan Interest Rate,

c.       Mezzanine C Loan Interest Rate (At LIBOR Cap) and

d.       Accrual Basis

of the Mezzanine C Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 16., we recalculated the:

i.	Annual Mezzanine C Loan Debt Service,
ii.	Monthly Mezzanine C Loan Debt Service,
iii.	Annual Mezzanine C Loan Debt Service (At LIBOR Cap) and
iv.	Monthly Mezzanine C Loan Debt Service (At LIBOR Cap)

of the Mezzanine C Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine C Loan Debt Service” of the Mezzanine C Loan as the product of:

a.	The “Current Allocated Mezzanine C Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine C Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine C Loan Debt Service (At LIBOR Cap)” of the Mezzanine C Loan as the product of:

a.	The “Current Allocated Mezzanine C Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine C Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine C Loan Debt Service” and “Monthly Mezzanine C Loan Debt Service (At LIBOR Cap)” of the Mezzanine C Loan as 1/12th of the “Annual Mezzanine C Loan Debt Service” and “Annual Mezzanine C Loan Debt Service (At LIBOR Cap),” respectively.

Attachment A Page 12 of 15

17.	Using the:
a.	Annual Mortgage Loan Debt Service,
b.	Annual Mezzanine A Loan Debt Service,
c.	Annual Mezzanine B Loan Debt Service,
d.	Annual Mezzanine C Loan Debt Service,
e.	Annual Mortgage Loan Debt Service (At LIBOR Cap),
f.	Annual Mezzanine A Loan Debt Service (At LIBOR Cap),
g.	Annual Mezzanine B Loan Debt Service (At LIBOR Cap) and
h.	Annual Mezzanine C Loan Debt Service (At LIBOR Cap)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Debt Service and
ii.	Annual Total Debt Debt Service (At LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	TTM NOI,
b.	Underwritten NOI,
c.	Underwritten NCF,
d.	Annual Mortgage Loan Debt Service,
e.	Annual Mortgage Loan Debt Service (At LIBOR Cap),
f.	Cut-off Date Allocated Mortgage Loan Amount ($),
g.	Initial Maturity Allocated Mortgage Loan Balance,
h.	Appraisal Value and
i.	Net Rentable Area

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	TTM NOI Mortgage DSCR,
ii.	UW NOI Mortgage DSCR,
iii.	UW NOI Mortgage DSCR (At LIBOR Cap),
iv.	UW NCF Mortgage DSCR,
v.	UW NCF Mortgage DSCR (At LIBOR Cap),
vi.	LTV Mortgage Cut-Off Date Value,
vii.	LTV Mortgage Balloon Value,
viii.	TTM NOI Mortgage DY,
ix.	UW NOI Mortgage DY,
x.	UW NCF Mortgage DY and
xi.	Initial Allocated Mortgage Balance Per Square Foot

of the Mortgage Loan and, with respect to item xi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 15

18. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “TTM NOI Mortgage DSCR,” “UW NOI Mortgage DSCR,” “UW NOI Mortgage DSCR (At LIBOR Cap),” “UW NCF Mortgage DSCR” and “UW NCF Mortgage DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “LTV Mortgage Cut-off Date Value,” “LTV Mortgage Balloon Value,” “TTM NOI Mortgage DY,” “UW NOI Mortgage DY” and “UW NCF Mortgage DY” to the nearest 1/10th of one percent.

19.	Using the:
a.	Underwritten NOI,
b.	Underwritten NCF,
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mortgage Loan Debt Service (At LIBOR Cap),
e.	Annual Mezzanine A Loan Debt Service,
f.	Annual Mezzanine A Loan Debt Service (At LIBOR Cap),
g.	Annual Mezzanine B Loan Debt Service,
h.	Annual Mezzanine B Loan Debt Service (At LIBOR Cap),
i.	Cut-off Date Allocated Mortgage Loan Amount ($),
j.	Initial Maturity Allocated Mortgage Loan Balance,
k.	Current Allocated Mezzanine A Loan Balance,
l.	Initial Maturity Allocated Mezzanine A Loan Balance,
m.	Current Allocated Mezzanine B Loan Balance,
n.	Initial Maturity Allocated Mezzanine B Loan Balance,
o.	Appraisal Value and
p.	Net Rentable Area

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Securitized Debt NOI DSCR,
ii.	Securitized Debt NCF DSCR,
iii.	Securitized Debt NOI DSCR (At LIBOR Cap),
iv.	Securitized Debt NCF DSCR (At LIBOR Cap),
v.	Current Securitized Debt LTV,
vi.	Maturity Securitized Debt LTV,
vii.	Initial Securitized Debt per Square Foot

of the aggregate Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan and, with respect to item vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to :

a.	Round the “Securitized Debt NOI DSCR,” “Securitized Debt NCF DSCR,” “Securitized Debt NOI DSCR (At LIBOR Cap)” and “ Securitized Debt NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Current Securitized Debt LTV” and “Maturity Securitized Debt LTV” to the nearest 1/10th of one percent.

Attachment A Page 14 of 15

20.	Using the:
a.	TTM NOI,
b.	Underwritten NOI,
c.	Underwritten NCF,
d.	Annual Total Debt Debt Service,
e.	Annual Total Debt Debt Service (At LIBOR Cap),
f.	Current Allocated Total Debt Loan Balance,
g.	Initial Maturity Allocated Total Debt Loan Balance and
h.	Appraisal Value

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	TTM NOI Total Debt DSCR,
ii.	UW NOI Total Debt DSCR,
iii.	UW NOI Total Debt DSCR (At LIBOR Cap),
iv.	UW NCF Total Debt DSCR,
v.	UW NCF Total Debt DSCR (At LIBOR Cap),
vi.	LTV Total Debt Cut-off Date Value,
vii.	LTV Total Debt Balloon Value,
viii.	TTM NOI Total Debt DY,
ix.	UW NOI Total Debt DY and
x.	UW NCF Total Debt DY

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “TTM NOI Total Debt DSCR,” “UW NOI Total Debt DSCR,” “UW NOI Total Debt DSCR (At LIBOR Cap),” “UW NCF Total Debt DSCR” and “UW NCF Total Debt DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “LTV Total Debt Cut-off Date Value,” “LTV Total Debt Balloon Value,” “TTM NOI Total Debt DY,” “UW NOI Total Debt DY” and “UW NCF Total Debt DY” to the nearest 1/10th of one percent.

21.	Using the:
a.	SF1,
b.	SF2,
c.	SF3 and
d.	Net Rentable Area

of each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2 and
iii.	Space Pct 3

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 15

22.	Using the:
a.	Mortgage Master Servicer Fee Rate and
b.	Mortgage Primary Servicer Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Mortgage Servicing Fee,
b.	Mortgage Trustee/Cert Admin Fee and
c.	Mortgage CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	Mortgage Total Admin Fee and
b.	Mortgage Loan Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Mezzanine Master Servicer Fee Rate and
b.	Mezzanine Primary Servicer Fee Rate

of the Mezzanine B Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Servicing Fee” of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:
a.	Mezzanine Servicing Fee,
b.	Mezzanine Trustee/Cert Admin Fee and
c.	Mezzanine CREFC Fee

of the Mezzanine B Loan, all as shown on the Final Data File, we recalculated the “Mezzanine Total Admin. Fee” of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Mezzanine B Loan Spread and
b.	Mezzanine Total Admin. Fee

of the Mezzanine B Loan, both as shown on the Final Data File, we recalculated the “Net Mezzanine Margin” of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note A-1	3 October 2016

Mortgage Loan Promissory Note A-2	3 October 2016

Mortgage Loan Agreement	3 October 2016

Mezzanine A Loan Agreement	3 October 2016

Mezzanine B Loan Agreement	3 October 2016

Mezzanine C Loan Agreement	3 October 2016

Cash Management Agreement	3 October 2016

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	3 October 2016

Mezzanine A Interest Rate Cap Agreement (see Note 1)	3 October 2016

Mezzanine B Interest Rate Cap Agreement (see Note 1)	3 October 2016

Mezzanine C Interest Rate Cap Agreement (see Note 1)	3 October 2016

Settlement Statement	3 October 2016

Guaranty Agreement	3 October 2016

Servicer Tape	14 October 2016

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Non-Consolidation Opinion	3 October 2016

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Underwriter’s Summary Reports	26 September 2016

Underwritten Rent Roll	26 September 2016

Historical Occupancy Report	26 September 2016

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Property Management Agreement	3 October 2016

Ground Lease	3 October 2016

Ground Lease Estoppel	3 October 2016

Tenant Leases	Various

Tenant Lease Estoppels	Various

Note:

1.	The mortgage loan interest rate cap agreement, mezzanine A interest rate cap agreement, mezzanine B interest rate cap agreement and mezzanine C interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreement.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Net Rentable Area	Underwritten Rent Roll
Measurement Unit	Underwritten Rent Roll
Ground Lease (Y/N)	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal	Appraisal Report
Environmental Report Type	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report

Occupancy Information:

Characteristic	Source Document

Current Occupancy %	Underwritten Rent Roll
Current Occupancy Date	Underwritten Rent Roll
Occupied Square Feet	Underwritten Rent Roll
Most Recent Occupancy	Historical Occupancy Report
Most Recent Occupancy Date	Historical Occupancy Report
Second Most Recent Occupancy	Historical Occupancy Report
Second Most Recent Occupancy Date	Historical Occupancy Report
Third Most Recent Occupancy	Historical Occupancy Report
Third Most Recent Occupancy Date	Historical Occupancy Report
Underwritten Economic Occupancy	Historical Occupancy Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (see Note 2)

Characteristic	Source Document

2013 Revenues	Underwriter’s Summary Report
2014 Revenues	Underwriter’s Summary Report
2015 Revenues	Underwriter’s Summary Report
TTM Net Revenues (see Note 3)	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
TTM Expenses (see Note 3)	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
TTM NOI (see Note 3)	Underwriter’s Summary Report
TTM As Of (see Note 3)	Underwriter’s Summary Report
Underwritten Revenues	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Major Tenant Information: (see Note 4)

Characteristic	Source Document

Single Tenant	Underwritten Rent Roll
Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicer Tape
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
TILC Reserves Initial Deposit Amount	Settlement Statement
TILC Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Outstanding TILC Reserves Initial Deposit Amount	Settlement Statement
Free Rent Initial Deposit Amount	Settlement Statement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Environmental Initial Deposit Amount	Settlement Statement
Initial Garage Construction Reserve	Settlement Statement
Monthly Garage Construction Reserve	Mortgage Loan Agreement
Earnout / Holdback	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Original Allocated Mezzanine A Loan Balance	Mezzanine A Loan Agreement
Original Allocated Mezzanine B Loan Balance	Mezzanine B Loan Agreement
Original Allocated Mezzanine C Loan Balance	Mezzanine C Loan Agreement
Origination Date (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Loan Purpose	Settlement Statement
Sponsors	Guaranty Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Initial Maturity Date (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Options (Y/N) (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Extension Options (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Grace Period (EoD) (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Grace Period (Late) (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Mezzanine B Loan Spread	Mezzanine B Loan Agreement
Mezzanine C Loan Spread	Mezzanine C Loan Agreement
Mortgage Loan Spread Increase	Mortgage Loan Agreement
Mortgage Loan Spread Increase Description	Mortgage Loan Agreement
Mezzanine A Loan Spread Increase	Mezzanine A Loan Agreement
Mezzanine A Loan Spread Increase Description	Mezzanine A Loan Agreement
Mezzanine B Loan Spread Increase	Mezzanine B Loan Agreement
Mezzanine B Loan Spread Increase Description	Mezzanine B Loan Agreement
Mezzanine C Loan Spread Increase	Mezzanine C Loan Agreement
Mezzanine C Loan Spread Increase Description	Mezzanine C Loan Agreement
Rate Type (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Accrual Basis (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Interest Accrual Period Start (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Interest Accrual Period End (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Rate Adjustment Frequency (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
LIBOR Rounding Methodology (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
LIBOR Lookback Days (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
LIBOR Floor (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
Amount Floored? (see Note 5)	Mortgage Loan Agreement, Mezzanine A Loan Agreement, Mezzanine B Loan Agreement and Mezzanine C Loan Agreement
LIBOR Cap (see Note 5)	Interest Rate Cap Agreement
Amount Capped (see Note 5)	Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 5)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 5)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F) (see Note 5)	Bloomberg Screenshot for LIBOR Cap Provider Rating
String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

3.	For the purpose of comparing the:
a.	TTM Net Revenues,
b.	TTM Expenses,
c.	TTM NOI and
d.	TTM As Of

characteristics, the underwriter’s summary report Source Document did not contain information for each Property. The Depositor instructed us to only use the information related to the characteristics listed in a. through d. above for the Mortgage Loan, as shown in the underwriter’s summary report Source Document.

4.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the respective Property, and for those tenants with multiple lease expiration dates, to use the lease expiration date associated with the space that has the latest lease expiration date, all as shown on the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the underwritten rent roll Source Document. Furthermore, the Depositor instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the underwritten rent roll Source Document.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

5.	For the purpose of comparing the:
a.	Origination Date,
b.	First Payment Date,
c.	Initial Maturity Date,
d.	Extension Options (Y/N),
e.	Extension Options,
f.	Fully Extended Maturity Date,
g.	Grace Period (EoD),
h.	Grace Period (Late),
i.	Rate Type,
j.	Amortization Type (During Initial Term and Extended Term),
k.	Accrual Basis,
l.	Interest Accrual Period Start,
m.	Interest Accrual Period End,
n.	Interest Rate Adjustment Frequency,
o.	LIBOR Rounding Methodology,
p.	LIBOR Lookback Days,
q.	LIBOR Floor,
r.	Amount Floored?,
s.	LIBOR Cap,
t.	Amount Capped,
u.	LIBOR Cap Expiration Date,
v.	LIBOR Cap Provider and
w.	LIBOR Cap Provider Rating (M/S&P/F)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan that is shown on the applicable Source Documents for each of the characteristics listed in a. through w. above.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if as of the origination of the Mortgage Loan, tenants pay rents to the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account, all as described in the Source Documents.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if the Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the Mortgage Borrower or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Property ID
Property Name
Property Count
Phase II Performed
Environmental Insurance
Earthquake Insurance
Seismic Date
PML%
Mortgage Loan Spread
Mezzanine A Loan Spread
Letter of Credit
Existing Additional Debt
Existing Additional Debt Amount
Existing Additional Debt Description
Pari Passu Note Control (Y/N)
Mortgage Master Servicer Fee Rate
Mortgage Primary Servicer Fee Rate
Mortgage Trustee/Cert Admin Fee
Mortgage CREFC Fee
Mezzanine Master Servicer Fee Rate
Mezzanine Primary Servicer Fee Rate
Mezzanine Trustee/Cert Admin Fee
Mezzanine CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.